Fair Value Measurements - Cost, Unrealized Gains or Losses, and Fair Value by Investment Type (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost, Unrealized Gains or Losses, and Fair Value by Investment
Cost		$ 104,324
Unrealized Gain		2
Unrealized (Loss)		(11)
Fair Value		104,315
Money market funds
Cost, Unrealized Gains or Losses, and Fair Value by Investment
Cost	$ 125,549	79,484
Fair Value	$ 125,549	79,484
U.S. government agency securities
Cost, Unrealized Gains or Losses, and Fair Value by Investment
Cost		5,200
Unrealized (Loss)		(5)
Fair Value		5,195
U.S. treasury securities
Cost, Unrealized Gains or Losses, and Fair Value by Investment
Cost		11,967
Unrealized Gain		2
Fair Value		11,969
Commercial paper and corporate notes
Cost, Unrealized Gains or Losses, and Fair Value by Investment
Cost		7,673
Unrealized (Loss)		(6)
Fair Value		$ 7,667